Financial Assets and Financial Liabilities - (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Current and non-current financial assets

A. Current and non-current financial assets

	December 31, 2025		December 31, 2024
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	28,416	—	29,243
Other receivables	—	19	—	428
Loans to employees	180	—	180	—

Trade and other financial receivables	180	28,435	180	29,671

Guarantee deposit	1,387	—	1,170	—
Non-current financial assets	1,387	—	1,170	—

Guarantee deposit	—	164	—	209
Financial investments	—	4,969	—	25,901

Other current financial assets	—	5,133	—	26,110

Total	1,567	33,568	1,350	55,781

Summary of Financial assets by class and category

C. Financial assets by class and category

	December 31, 2025
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at FTVPL	Financial assets measured at FVTOCI	Total
Customer sales and services	28,416	—	—	28,416
Other receivables	19	—	—	19
Loans to employees	180	—	—	180
Trade and other financial receivables	28,615	—	—	28,615
Guarantee deposit	1,387	—	—	1,387
Non-current financial assets	1,387	—	—	1,387
Guarantee deposit	164	—	—	164
Financial investments	326	4,373	270	4,969
Other current financial assets	490	4,373	270	5,133
Total	30,492	4,373	270	35,135

	December 31, 2024
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at FTVPL	Financial assets measured at FVTOCI	Total
Customer sales and services	29,243	—	—	29,243
Other receivables	428	—	—	428
Loans to employees	180	—	—	180
Trade and other financial receivables	29,851	—	—	29,851
Guarantee deposit	1,170	—	—	1,170
Non-current financial assets	1,170	—	—	1,170
Guarantee deposit	209	—	—	209
Financial investments	323	25,303	275	25,901
Other current financial assets	532	25,303	275	26,110
Total	31,553	25,303	275	57,131

Summary of Loans and borrowings

Loans and borrowings

	December 31, 2025		December 31, 2024
(In thousand Euros)	Non- current	Current	Non- current	Current
Loans	54,764	51,136	66,659	43,179
Working capital lines of credit and others	—	58,766	—	88,631
Loans and borrowings	54,764	109,902	66,659	131,810
Derivative warrant liabilities	—	70	—	2,168
Lease liabilities (see note 9)	28,817	4,287	31,742	4,664

Total	83,581	114,259	98,401	138,642

Summary of Details of the maturities, by year, of the principals and interest

Details of the maturities, by year, of the principal and interest of the loans and borrowings as of December 31, 2025 and December 31, 2024, are as follows:

(In thousand Euros)	December 31, 2025	December 31, 2024
2025	—	139,103
2026	109,902	33,962
2027	32,893	21,546
2028	18,772	13,814
2029	3,595	3,356
2030	549	-
More than five years	2,401	2,554

Total	168,112	214,335

Summary of Details of loan and borrowings

Details of loans and borrowings at December 31, 2025 and 2024 are as follows:

(In thousand Euros)		December 31, 2025
Company	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank loans
Fixed rate loan	EUR	5,185	6,887		12,072
Floating rate loan	EUR	76,568	12,114		88,682
Covenant Loan	EUR	27,808	32,180		59,988

Total		109,561	51,181	-	160,742

Borrowings
Fixed rate loan	EUR	341	640	2,943	3,924

Total		341	640	2,943	3,924

Total		109,902	51,821	2,943	164,666

(In thousand Euros)		December 31, 2024
Company	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank loans
Fixed rate loan	EUR	5,703	7,099	-	12,802
Floating rate loan	EUR	114,804	3,203	2,735	120,742
Covenant Loan	EUR	11,078	49,850	-	60,928

Total		131,585	60,152	2,735	194,472

Borrowings
Fixed rate loan	EUR	225	742	3,030	3,997

Total		225	742	3,030	3,997

Total		131,810	60,894	5,765	198,469

Summary of Movement in the derivative warrant liabilities

Movement in the derivative warrant liabilities for the year ended December 31, 2025 and 2024 is summarized as follows:

	Public Warrant		Private Warrant		BBVA Warrant		Generac Warrant		Total
	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros
At December 31, 2023	5,259,506	713	8,883,333	1,202	1,007,894	1,204	—	—	15,150,733	3,119
Warrants issuance	—	—	—	—	—	—	13,102,971	9,517	13,102,971	9,517
Public warrants exercises in January 2024	(387)	—	—	—	—	—	—	—	(387)	—
Change in fair value of derivative warrant liabilities	—	(300)	—	(507)	—	(1,120)	—	(8,671)	—	(10,598)
Exchange differences	—	(271)	—	(456)	—	120	—	737	—	130
At December 31, 2024	5,259,119	142	8,883,333	239	1,007,894	204	13,102,971	1,583	28,253,317	2,168
Warrants issuance	—	—	—	—	—	—	—	—	—	—
Reverse stock split	(4,996,163)	—	(8,439,166)	—	(957,500)	—	(12,447,824)	—	(26,840,653)	—
Change in fair value of derivative warrant liabilities	—	(130)	—	(219)	—	(166)	—	(1,395)	—	(1,910)
Exchange differences	—	(12)	—	(20)	—	(19)	—	(137)	—	(188)
At December 31, 2025	262,956	-	444,167	-	50,394	19	655,147	51	1,412,664	70

Summary of Reconciliation of movements of liabilities to cash flows

Reconciliation of movements of liabilities to cash flows arising from financing activities

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total

Balance at January 1, 2025	198,469	2,168	36,406	237,043

Proceeds from loans	630,015	—	—	630,015
Principal paid on lease liabilities	—	—	(4,811)	(4,811)
Interest paid on lease liabilities	—	—	(1,739)	(1,739)
Repayments of loans	(665,669)	—	—	(665,669)
Interest and bank fees paid	(13,206)	—	—	(13,206)
Total changes from financing cash flows	(48,860)	—	(6,550)	(55,410)
The effect of changes in foreign exchange rates	(605)	(188)	(779)	(1,572)

Change in fair value of derivative warrant liabilities	—	(1,910)	—	(1,910)
New leases	—	—	2,478	2,478
Governmental loan receivable	(72)	—	—	(72)
Interest and bank fees expenses	15,734	—	1,739	17,473
Other	-	—	(190)	(190)
Total liability-related other changes	15,662	(1,910)	4,027	17,779

Balance at December 31, 2025	164,666	70	33,104	197,840

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total

Balance at January 1, 2024	207,357	3,119	38,977	249,453

Proceeds from loans	759,526	—	—	759,526
Principal paid on lease liabilities	—	—	(5,846)	(5,846)
Interest paid on lease liabilities	—	—	(1,911)	(1,911)
Repayments of loans	(770,956)	—	—	(770,956)
Interest and bank fees paid	(19,639)	—	—	(19,639)
Total changes from financing cash flows	(31,069)	—	(7,757)	(38,826)
The effect of changes in foreign exchange rates	735	130	(35)	830
Change in fair value of derivative warrant liabilities	—	(1,081)	—	(1,081)
New leases	—	—	3,310	3,310
Governmental loan receivable	1,447	—	—	1,447
Interest and bank fees expenses	19,999		1,911	21,910
Other				—
Total liability-related other changes	21,446	(1,081)	5,221	25,586
Balance at December 31, 2024	198,469	2,168	36,406	237,043

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2023	133,627	5,834	27,301	166,762
Proceeds from loans	419,471	—	—	419,471
Principal paid on lease liabilities	—	—	(2,809)	(2,809)
Interest paid on lease liabilities	—	—	(1,341)	(1,341)
Repayments of loans	(337,977)	—	—	(337,977)
Interest and bank fees paid	(18,908)	—	—	(18,908)
Total changes from financing cash flows	62,586	—	(4,150)	58,436
The effect of changes in foreign exchange rates	(149)	(132)	(160)	(441)
Change in fair value of derivative warrant liabilities	—	(6,476)	—	(6,476)
New leases	—	—	1,386	1,386
Business combinations	—	—	13,014	13,014
Transfers	(3,893)	3,893	—	—
Interest and bank fees expenses	13,906	—	1,341	15,247
Other	1,280	—	245	1,525
Total liability-related other changes	11,293	(2,583)	15,986	24,696

Balance at December 31, 2023	207,357	3,119	38,977	249,453

Summary of Trade and other payables

Details of trade and other payables at December 31, 2025 and 2024 are as follows:

(In thousand Euros)	December 31, 2025	December 31, 2024
Suppliers	42,203	23,517
Personnel (salaries payable)	3,981	5,390
Customer advances	115	145
Total	46,299	29,052

Summary of Trade payables subject to supplier finance arrangements

All trade payables subject to the supplier finance arrangements are included in current loans and borrowings in the consolidated statements of financial position.

(In thousand Euros)	December 31, 2025	December 31, 2024
Carrying amount of liabilities
Presented within trade and other payables	-	886
Presented within loans and borrowings (*)	29,923	31,681

Liabilities that are part of the arrangements	Not applicable	136 days after the invoice date

Comparable trade payables that are not part of the arrangements	60 days after the invoice date	60 days after the invoice date

(*) The supplier has already received the payment for this amount.